CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Cash flows provided by (used in) operating activities
Net loss for the period	€ (336,102)	€ (176,242)	€ (147,740)
Adjustments for:
Amortization of intangibles and depreciation of property, plant and equipment	1,072	1,100	707
Retirement benefit obligations	(65)	74	109
Share-based compensation expenses	35,397	20,224	8,179
Net gain on sale of treasury shares	0	(16)	(34)
Interest expenses and other financial expenses	45,697	14,203	24,827
Financial income	(23,782)	(11,609)	(2,953)
Effect of unwinding the discount related to advances	(153)	(710)	(355)
Increase/(decrease) in derivatives and liabilities measured at fair value	62,330	1,416	(1,158)
Forgiveness of conditional advances	0	(4,140)	0
Changes in provisions	44,706	0	0
Current and deferred taxes expenses	5,848	0	0
Other	270	204	22
Cash flows provided by (used in) operating activities before change in working capital requirements	(164,780)	(155,495)	(118,395)
Decrease / (increase) in other receivables and related accounts	7,042	4,591	(14,231)
Increase / (decrease) in trade payables	(6,210)	(3,444)	31,757
Increase / (decrease) in tax and social security liabilities	2,110	(1,487)	3,821
Changes in deferred income and other liabilities	710	1,763	(81)
Changes in working capital requirements	3,651	1,423	21,265
Income taxes paid	0	0	0
Cash flows provided by (used in) operating activities	(161,129)	(154,072)	(97,130)
Cash flows provided by (used in) investing activities
Acquisitions of intangible assets	0	(3)	0
Acquisitions of property, plant and equipment	(142)	(640)	(265)
Advances reimbursed by / (made to) CROs	71	(231)	(1,620)
Increase in deposits	(14,152)	(591)	(9,351)
Decrease in deposits	500	9,050	741
Interest received	5,530	8,178	2,400
Cash flows provided by (used in) investing activities	(8,193)	15,762	(8,095)
Cash flows provided by (used in) financing activities
Capital increases	648,124	0	353,377
Transaction costs related to capital increase	(40,914)	446	(28,111)
Net proceeds from non-convertible bond loans	0	47,944	0
Repayments of non-convertible bond loans	(53,920)	0	(11,635)
Net proceeds from convertible loan notes	0	0	55,841
Repayments of convertible loan notes	(2,188)	(8,750)	(27,188)
Repayment of PGE	(2,514)	(1,250)	(1,250)
Repayments of conditional advances	0	(2,708)	(110)
Payments of the lease liabilities	(911)	(458)	(529)
Net proceeds from sale of treasury shares	0	434	10
Interest paid	(6,490)	(7,696)	(5,279)
Exercise of warrants	5,820	0	0
Other	300	245	163
Cash flows provided by (used in) financing activities	547,307	28,207	335,290
Effect of movements in exchange rates on cash held	(10,251)	2,382	(5,072)
Revaluation of cash equivalents measured at fair value	4,730	0	0
Increase (decrease) in cash and cash equivalents	372,464	(107,720)	224,992
Cash and cash equivalents at the beginning of the year	144,221	251,942	26,950
Cash and cash equivalents at the end of the year	€ 516,685	€ 144,221	€ 251,942